RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of recently issued accounting pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 3 -RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

(1)The following relevant new standards, amendments to standards or interpretations have been issued, and were effective for the first time for financial periods beginning on or after January 1, 2021:

Covid-19-Related Rent Concessions – amendments to IFRS 16

In May 2020, the IASB amended IFRS 16 Leases which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. The expedient initially only applied to reductions in lease payments due on or before June 30, 2021, but that date was subsequently extended to June 30, 2022 through further amendments made in March 2021. This resulted in accounting for concessions received in an immaterial amount as variable lease payments in the period in which they are granted. The expedient was applied to all qualifying rent concessions.

(2)The following new standards and amendments to standards are not effective in 2021

Classifying liabilities as current or non-current

In January 2020, the IASB issued amendment to IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: the definition of a right to defer a settlement, that a right to defer must exist at the end of the reporting period, that classification is unaffected by the likelihood that an entity will exercise its deferral right, that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendment is effective for annual periods beginning on or after January 1, 2023. At this stage the Company cannot evaluate the effect of the amendment on the financial statements.

Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments, in which it provides guidance to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023 with earlier application permitted. The Group is currently assessing the impact of the amendments to determine the impact they will have on the Group’s accounting policy disclosures.

Assessing contingent liabilities

In May 2020, the IASB issued amendments to IAS 37, ‘Provisions, contingent liabilities and contingent assets’ specify which costs a company includes when assessing whether a contract will be loss-making. The amendment is effective for annual periods beginning on or after January 1, 2022. The amendment is not expected to have a material effect on the financial statements.

Deferred tax assets and liabilities

In May 2020, the IASB issued Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction. These amendments require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences. The amendment is effective for annual periods beginning on or after January 1, 2023. The amendment is not expected to have a material effect on the financial statements.